                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05597

               Morgan Stanley Municipal Income Opportunities Trust (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2007

Date of reporting period: February 28, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY MUNICIPAL INCOME OPPORTUNITIES TRUST
PORTFOLIO OF INVESTMENTS February 28, 2007 (unaudited)

PRINCIPAL
AMOUNT IN                                                                            COUPON     MATURITY
THOUSANDS                                                                             RATE        DATE         VALUE
---------                                                                            ------    ---------   ------------
            TAX-EXEMPT MUNICIPAL BONDS (100.2%)
            General Obligation  (1.9%)
$   1,000   Copperleaf Metropolitan District # 2, Colorado, Ser 2006                   5.95%    12/01/36   $  1,041,510
    2,000   Georgetown Special Taxing District, Connecticut, Ser 2006 A (a)           5.125     10/01/36      2,010,440
---------                                                                                                  ------------
    3,000                                                                                                     3,051,950
---------                                                                                                  ------------
            Educational Facilities Revenue (3.5%)
      985   Bellalago Educational Facilities Benefits District, Florida, Bellalago
               Charter School Ser 2004 B                                               5.80     05/01/34      1,025,021
      500   Maryland Industrial Development Financing Authority, Our Lady of
               Good Counsel High School Ser 2005 A                                     6.00     05/01/35        539,260
    1,000   Westchester County Industrial Development Agency, New York,
               Guiding Eyes for The Blind Inc Ser 2004                                5.375     08/01/24      1,078,530
    1,000   Harrisburg Authority, Pennsylvania Harrisburg University of
               Science & Technology Ser B 2007                                         6.00     09/01/36      1,033,450
    2,000   Chattanooga Health Educational & Housing Facilities Board,
               Tennessee, Student Housing Refg Ser 2005 A                              5.00     10/01/25      2,039,800
---------                                                                                                  ------------
    5,485                                                                                                     5,716,061
---------                                                                                                  ------------
            Hospital Revenue (10.7%)
    1,000   Colbert County - Northwest Health Care Authority, Alabama,
               Helen Keller Hospital Ser 2003                                          5.75     06/01/27      1,058,500
      700   Salida, Hospital District, Colorado, Heart of the Rockies Regional
               Medical Center Ser 2006                                                 5.25     10/01/36        718,270
    2,000   Hawaii Department of Budget & Finance, Kuakini Health
               2002 Ser A                                                             6.375     07/01/32      2,200,060
    1,000   Indiana Health Facility Financing Authority, Riverview Hospital
               Ser 2002                                                               6.125     08/01/31      1,086,270
      525   Washington County Hospital, Iowa, Ser 2006                                5.375     07/01/26        547,880
      600   Gaylord Hospital Financing Authority, Michigan, Otsego Memorial
               Hospital Ser 2004                                                       6.50     01/01/37        632,592
    1,500   St Paul Housing & Redevelopment Authority, Minnesota, HealthEast
               Ser 2005                                                                6.00     11/15/35      1,667,910
    2,335   Henderson, Nevada, Catholic Health West 1998 Ser A                        5.375     07/01/26      2,391,763
    1,500   New Hampshire Higher Educational & Health Facilities Authority,
               Littleton Hospital Assn Ser 1998 A                                      6.00     05/01/28      1,544,295
    2,000   New Jersey Health Care Facilities Financing Authority, Raritan Bay
               Medical Center Ser 1994                                                 7.25     07/01/27      2,048,820
      500   Fulton County Industrial Development Authority, Pennsylvania
               Fulton County Medical Center Ser 2006                                  5.875     07/01/31        521,490
    1,000   Monroe County Hospital Authority, Pennsylvania, Pocono Medical
               Center Ser 2003                                                         6.00     01/01/43      1,084,240
    1,000   Knox County Health, Educational & Housing Facility Board,
               Tennessee, Baptist Health of East Tennessee Ser 2002                    6.50     04/15/31      1,082,610
    1,000   Decatur Hospital Authority, Texas, Wise Regional Health
               Ser 2004 A                                                             7.125     09/01/34      1,107,600
---------                                                                                                  ------------
   16,660                                                                                                    17,692,300
---------                                                                                                  ------------
            Industrial Development/Pollution Control Revenue (6.9%)
      260   Metropolitan Washington Airports Authority, District of Columbia &
               Virginia, CaterAir International Corp Ser 1991 (AMT) ++               10.125     09/01/11        260,445
            New York City Industrial Development Agency, New York,
    2,000      7 World Trade Center LLC Ser 2005 A                                     6.50     03/01/35      2,134,260
    2,000      American Airlines Inc Ser 2005 (AMT)                                    7.75     08/01/31      2,435,320
      250   Zanesville-Muskingum County Port Authority, Ohio, Anchor Glass
               Container Corp Ser 1989 B (AMT)                                        10.25     12/01/08        250,768
    2,620   Carbon County Industrial Development Authority, Pennsylvania,
               Panther Creek Partners Refg 2000 Ser (AMT)                              6.65     05/01/10      2,733,366

    1,000   Pennsylvania Economic Development Financing Authority, Reliant
               Energy Inc Ser 2001 A (AMT)                                             6.75     12/01/36      1,105,680
      350   Lexington County, South Carolina, Ellett Brothers Inc
               Refg Ser 1988                                                           7.50     09/01/08        349,045
    1,000   Brazos River Authority, Texas, Texas Utilities Electric Co
               Refg Ser 1999 A (AMT)                                                   7.70     04/01/33      1,149,900
    1,000   Chesterfield County Industrial Development Authority, Virginia,
               Virginia Electric & Power Co Ser 1985                                   5.50     10/01/09      1,011,120
---------                                                                                                  ------------
   10,480                                                                                                    11,429,904
---------                                                                                                  ------------
            Mortgage Revenue - Multi-Family (1.9%)
    3,000   Brookhaven Industrial Development Agency, New York, Woodcrest
               Estates Ser 1998 A (AMT)                                               6.375     12/01/37      3,108,900
---------                                                                                                  ------------
            Mortgage Revenue - Single Family (9.9%)
            California Housing Finance Agency
      500      RITES PA 1417 (AMT)                                                    9.817##   08/01/31        522,480
      500      RITES PA 1417 (AMT)                                                   10.017##   08/01/36        526,820
            Colorado Housing & Finance Aurhority,
       55      Ser 1996 Ser B-1 (AMT)                                                  7.65     11/01/26         55,904
      455      Ser 1998 Ser D-2 (AMT)                                                  6.35     11/01/29        460,387
   14,895   New Hampshire Housing Finance Authority, Residential 1983 Ser B
            Pennsylvania Housing Finance Agency,                                       0.00     01/01/15      6,668,640
    3,520      Ser 2006-96A (AMT) @@                                                   4.65     10/01/31      3,551,020
    4,480      Ser 2006-96A (AMT) @@                                                   4.70     10/01/37      4,519,480
---------                                                                                                  ------------
   24,405                                                                                                    16,304,731
---------                                                                                                  ------------
            Nursing & Health Related Facilities Revenue (8.9%)
            Escambia County, Florida,
    4,250      Pensacola Care Development Centers Ser 1989                            10.25     07/01/11      4,308,054
      980      Pensacola Care Development Centers Ser 1989 A                          10.25     07/01/11        993,387
    1,000   Orange County Health Facilities Authority, Florida, Westminister
               Community Care Services Inc Ser 1999                                    6.75     04/01/34      1,042,560
    1,000   Pinellas County Health Facilities Authority, Florida, Oaks of
               Clearwater Ser 2004                                                     6.25     06/01/34      1,076,720
      515   Kentucky Economic Development Financing Authority, AHF/
               Kentucky-Iowa Inc Ser 2003                                              6.50@    01/01/29        561,618
    1,675   Massachusetts Development Finance Agency, New England Center
               for Children Ser 1998                                                  5.875     11/01/18      1,724,044
    1,000   Massachusetts Health & Educational Facilities Authority, The
               Learning Center for Deaf Children Ser C                                6.125     07/01/29      1,025,370
    1,000   St Louis County Industrial Development Authority, Missouri,
               Pediatric Rehabilitation Center Ser 2003 A                             6.625     11/15/35      1,052,030
      700   New Jersey Economic Development Authority, Seashore
               Gardens Ser 2006                                                       5.375     11/01/36        718,809
      610   Mount Vernon Industrial Development Agency, New York,
               Meadowview at the Wartburg Ser 1999                                     6.00     06/01/09        623,341
    1,500   Suffolk County Industrial Development Agency, New York, Madford
               Hamlet Ser 2006                                                        6.375     01/01/39      1,550,610
---------                                                                                                  ------------
   14,230                                                                                                    14,676,543
---------                                                                                                  ------------
            Recreational Facilities Revenue (5.1%)
    2,000   Sacramento Financing Authority, California, Convention Center
               Hotel 1999 Ser A                                                        6.25     01/01/30      2,084,240
    1,000   San Diego County, California, San Diego Natural History Museum
               COPs                                                                    5.70     02/01/28      1,009,000
    1,000   Mashantucket (Western) Pequot Tribe, Connecticut, Special
               1997 Ser B (a)                                                          5.75     09/01/27      1,024,920
    1,000   Marlyland State Economic Development Corporation, Chesapeake
               Bay Conference Center Ser 2006 A                                        5.00     12/01/31      1,014,200
    1,000   New York Liberty Development Corporation, National Sports
               Museum Ser 2006 A                                                      6.125     02/15/19      1,058,310
    2,000   Austin Convention Enterprises Inc, Texas, Convention Center Hotel
               Ser 2006 B                                                              5.75     01/01/34      2,154,820
---------                                                                                                  ------------
    8,000                                                                                                     8,345,490
---------                                                                                                  ------------

            Retirement & Life Care Facilities Revenue (22.7%)
    1,000   Colorado Health Facilities Authority, Christian Living Communities
               Ser 2006 A                                                              5.75     01/01/37      1,052,970
      500   Orange County Health Facilities Authority, Florida, Orlando
             Lutheran Towers Inc Ser 2005 **                                           5.70     07/01/26        520,725
    1,000   Hawaii Department of Budget & Finance, Kahala Nui 2003 Ser A
            Illinois Finance Authority,                                                8.00     11/15/33      1,163,830
    1,000      Landing at Plymouth Ser 2005 A                                          6.00     05/15/37      1,072,790
    1,000      Luther Oaks Ser 2006 A                                                  6.00     08/15/39      1,059,180
    1,650      Montgomery Place Ser 2006  A                                            5.75     05/15/38      1,732,401
    1,000   Iowa Finance Authority, Bethany Life Communities Refg Ser 2006 A           5.55     11/01/41      1,011,240
    1,500   Lenexa, Kansas, Lakeview Village - Southridge Ser 2002 C                  6.875     05/15/32      1,638,765
            Maryland State Health & Higher Educational Facilities Authority,
      750      King Farm Presbyterian Community 2007 Ser A                             5.30     01/01/37        765,518
      500   Edenwald Ser 2006 A                                                        5.40     01/01/31        526,920
    1,500      Mercy Ridge 2003 Ser A                                                  6.00     04/01/35      1,629,675
      800      Washington Christian Academy                                            5.50     07/01/38        826,648
    1,500   Massachusetts Development Finance Agency, Loomis Communities
               Ser 1999 A                                                              5.75     07/01/23      1,554,840
    1,500   Kansas City Industrial Development Agency, Missouri, Bishop
               Spencer 2004 Ser A                                                      6.50     01/01/35      1,598,295
            New Jersey Economic Development Authority,
    1,000      Franciscan Oaks Ser 1997                                                5.70     10/01/17      1,022,170
      730      Lions Gate Ser 2005 A                                                  5.875     01/01/37        768,690
    1,000      The Presbyterian Home at Montgomery Ser 2001 A                         6.375     11/01/31      1,065,600
    2,000      United Methodist Homes of New Jersey Ser 1998                          5.125     07/01/25      1,996,320
            North Carolina Medical Care Commission,
    1,000      Given Estate Ser 2003 A                                                 6.50     07/01/32      1,088,340
    1,000      Presbyterian Homes Ser 2006                                             5.50     10/01/31      1,046,990
    1,500   Grand Forks, North Dakota, 4000 Valley Square Ser 2006                     5.30     12/01/34      1,523,190
    1,500   Bucks County Industrial Development Authority, Pennsylvania,
               Ann's Choice Ser 2005 A                                                6.125     01/01/25      1,604,745
    1,000   Montgomery County Industry Development Authority, Pennsylvania,
               Whitemarsh Community Ser 2005                                           6.25     02/01/35      1,064,100
      750   South Carlolina Jobs-Economic Development Authority, Wesley
               Commons Ser 2006                                                        5.30     10/01/36        768,030
            Shelby County Health, Educational & Housing Facilities Board,
               Tennessee,
      500      Trezevant Manor Ser 2006 A                                              5.75     09/01/37        516,255
      500      Village at Germantown Ser 2006                                          6.25     12/01/34        460,000
      750      Village at Germantown Ser 2003 A                                        7.25     12/01/34        763,995
    1,250   HFDC Central Texas Inc, Legacy at Willow Bend Ser 2006 A                   5.75     11/01/36      1,303,288
    1,000   Houston Health Facilities Authority, Texas, Buckingham Senior
               Living Community Ser 2004 A                                            7.125     02/15/34      1,123,650
    1,000   Lubbock, Health Facilities Development Corporation, Texas,
               Carillon Senior Lifecare Ser 2005 A                                     6.50     07/01/26      1,055,370
    2,000   Peninsula Ports Authority of Virginia, Virginia Baptist Homes
               Ser 2006 C                                                              5.40     12/01/33      2,081,399
    1,000   Virginia Beach Development Authority, Virginia, Westminster-
               Canterbury Refg Ser 2005 A                                              5.25     11/01/26      1,033,350
    1,000   Washington Housing Finance Commission Skyline at
               First Hill Ser 2007 A (WI)                                             5.625     01/01/38      1,032,340
---------                                                                                                  ------------
   35,680                                                                                                    37,471,619
---------                                                                                                  ------------
            Tax Allocation Revenue (15.2%)
    1,000   Poway Unified School District, Community Facilities District #14
               California, Ser 2006                                                    5.25     09/01/36      1,032,100
    1,000   San Marcos Community Facilities District # 2002-01, California,
               University Commons Ser 2004                                             5.95     09/01/35      1,054,820
    1,000   Santa Ana, Unified School District Community Facilities
               District # 2004-1, California, Central Park Ser 2005                    5.10     09/01/35      1,021,080
    2,000   Elk Valley Public Improvement Corporation, Colorado, Ser 2001 A            7.35     09/01/31      2,128,800
    2,000   Northwest Metropolitan District #3, Colorado, Ser 2005                     6.25     12/01/35      2,143,860

    1,000   Southlands Metropolitan District #1, Colorado, Ser 2004                   7.125     12/01/34      1,114,410
    2,000   Beacon Lakes, Community Development District, Florida,
               Ser 2003 A                                                              6.90     05/01/35      2,198,099
    1,000   Midtown Miami Community Development District, Florida, Parking
               Garage Ser 2004 A                                                       6.25     05/01/37      1,093,080
    1,000   Renaissance Commons Community Development District, Florida
               2005 Ser A                                                              5.60     05/01/36      1,023,870
    2,000   Atlanta, Georgia, Eastside Ser 2005 B                                      5.60     01/01/30      2,081,860
    1,000   Bolingbrook, Illinois, Sales Tax Ser 2005                                  0.00@    01/01/24      1,004,920
    2,000   Chicago, Illinois, Lake Shore East Ser 2002                                6.75     12/01/32      2,176,380
      725   Lincolnshire, Illinois, Service Area # 1-Sedgebrook Ser 2004               6.25     03/01/34        778,440
    2,000   Des Peres, Missouri, West County Center Ser 2002                           5.75     04/15/20      2,062,000
    1,975   Las Vegas District # 808, Nevada, Summerlin Ser 2001                       6.75     06/01/21      2,043,138
    1,000   Washington County Pennsylvania Redevelopment Authority                     5.45     07/01/35      1,031,440
    1,000   Myrtle Beach, South Carolina,  Air Force Base Redevelopment
               Ser 2006 A                                                              5.30     10/01/35      1,030,070
---------                                                                                                  ------------
   23,700                                                                                                    25,018,367
---------                                                                                                  ------------
            Tobacco Revenue (3.2%)
    1,000   Northern Tobacco Securitization Corporation, Alaska, Asset Backed
               Ser 2006 A                                                              5.00     06/01/46        983,860
    2,000   California County Tobacco Securitization Agency, Gold County
               Settlement Funding Corp Ser 2006                                        0.00     06/01/33        444,640
    1,000   Nassau County Tobacco Settlement Corporation, New York,
               Ser 2006 A-3                                                           5.125     06/01/46      1,032,670
    1,500   TSASC Inc, New York, Tobacco Settlement Ser 2006- 1                       5.125     06/01/42      1,549,005
   13,000   Silicon Valley Tobacco Securitization Authority, California,
               Santa Clara Tobacco Securitization Corp Ser 2007                        0.00     06/01/56        621,790
    4,000   Tobacco Settlement Financing Corporation, New Jersey, Ser 2007-1B          0.00     06/01/41        594,320
---------                                                                                                  ------------
   22,500                                                                                                     5,226,285
---------                                                                                                  ------------
            Transportation Facilities Revenue  (1.6%)
    1,515   Mid-Bay Bridge Authority, Florida, Sr Lien Crossover
               Refg Ser 1993 A (Ambac)                                                 5.85     10/01/13      1,597,628
    1,000   Nevada Department of Business & Industry, Las Vegas Monorail
               2nd Tier Ser 2000                                                      7.375     01/01/40      1,054,910
---------                                                                                                  ------------
    2,515                                                                                                     2,652,538
---------                                                                                                  ------------
            Refunded  (8.7%)
    2,000   Baxter County, Arkansas, Baxter County Regional Hospital Impr &
               Refg Ser 1999 B                                                        5.625    09/01/09+      2,086,780
    1,000   St Johns County Industrial Development Authority, Florida,
               Glenmoor Ser 1999 A                                                     8.00    01/01/10+      1,115,190
    3,850   Fenton, Missouri, Gravois Bluffs Redevelopment Ser 2001 A                  7.00    10/01/11+      4,415,219
    1,000   New Jersey Economic Development Authority,Cedar Crest Village
               Inc Ser 2001 A                                                          7.25    11/15/11+      1,155,210
    1,000   Chester County Health & Education Facilities Authority,
               Pennsylvania, Jenner's Pond Inc Ser 2002                               7.625    07/01/12+      1,196,400
    2,000   Austin Convention Enterprises Inc, Texas,  Convention Center Hotel
               Ser 2000 A                                                              6.70    01/01/11+      2,212,520
    2,100   Vermont Economic Development Authority, Wake Robin Corp
               Ser 1999 A                                                              6.75    03/01/09+      2,249,373
---------                                                                                                  ------------
   12,950                                                                                                    14,430,692
---------                                                                                                  ------------
  182,605   TOTAL TAX-EXEMPT MUNICIPAL BONDS (IDENTIFIED COST $155,410,367)                                 165,125,380
---------                                                                                                  ------------
            SHORT TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (1.9%)
      100   Missiouri Health & Education, Washington University
               Ser 1996 D (Demand 03/01/07)                                            3.61*    09/01/30        100,000
    3,100   North Central Texas Health Facility Development Corporation                3.63*    12/01/15      3,100,000
---------                                                                                                  ------------
               Presbyterian Medical Center Ser 1985 D (MBIA) (Demand 03/01/07)
    3,200   Total Short-Term Tax-Exempt Municipal Obligations (Cost $3,200,000)                               3,200,000
---------                                                                                                  ------------
    3,200   Total Investments (Cost $158,610,367)(b)(c)                                                     168,325,380
---------                                                                                                  ------------

            Floating Rat Note Obligation Related to Securities Held (-3.60%)
   (6,000)  Note with interest rate of 3.75% at February 28, 2007 and contractual maturities of collateral ranging from 10/01/31 to 10/01/37+++
               (Cost ($6,000,000))(d)                                                                        (6,000,000)
                                                                                                           ------------
  179,805   TOTAL NET INVESTMENTS (IDENTIFIED COST $152,610,367)                       98.5%                162,325,380
               OTHER ASSETS IN EXCESS OF LIABILITIES                                    1.5%                  2,411,660
---------                                                                                                  ------------
               NET ASSETS                                                             100.0%               $164,737,040
                                                                                                           ============

----------
COPs    Certificate of Participation.

AMT     Alternative Minimum Tax.

RITES   Residual Interest Tax-Exempt Security (illiquid security).

WI      Security purchased on a when - issued basis.

+       Prerefunded to call date shown.

++      Joint exemption in locations shown.

+++ Floating rate note obligations related to securities held. The interest rate shown reflects the rate in effect at February 28, 2007.

@ Security is a "step-up" bond where the coupon increases on a predetermined future date

@@      Underlying security related to inverse floater entered into by the Fund.

## Current coupon rate for inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $1,049,300 which represents 0.6% of net assets.

*       Current coupon of variable rate demand obligation.

** A portion of this security has been physically segregated in connection with open futures contracts in the amount of $16,250.

(a)     Resale is restricted to qualified institutional Investors.

(b) Securities have been designated as collateral in an amount equal to $3,725,281 in connection with open futures, open interest rate swap contracts and the purchase of a when-issued security.

(c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $9,779,295 and the aggregate gross unrealized depreciation is $64,282, resulting in net unrealized appreciation of $9,715,013.

(d) Floating Rate Note Obligations Related to Securities Held - The Fund enters into transactions in which it transfers to Dealer Trusts ("Dealer Trusts"), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts' assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund's investment assets, and the related floating rate notes reflected as Fund liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At February 28, 2007, Fund investments with a value of $8,070,500 are held by the Dealer Trusts and serve as collateral for the $6,000,000 in floating rate note obligations outstanding at that date. Contractual maturities of the floating rate note obligations and interest rates in effect at February 28, 2007 are presented in the "Portfolio of Investments".

Bond Insurance:

Ambac   Ambac Assurance Corporation.

MBIA    Municipal Bond Investors Assurance Corporation.

FUTURES CONTRACTS OPEN AT FEBRUARY 28, 2007:

                                          DESCRIPTION,           UNDERLYING
                                         DELIVERY MONTH          FACE AMOUNT
NUMBER OF CONTRACTS   LONG/SHORT            AND YEAR              AT VALUE     UNREALIZED DEPRECIATION
-------------------   ----------   --------------------------   ------------   -----------------------
         25              Short     U.S. Treasury Note 10 Year
                                           June 2007            $(2,714,844)           $(3,389)
                                                                                       =======

INTEREST RATE SWAP CONTRACT OPEN AT FEBRUARY 28, 2007:

                           NOTIONAL          PAYMENTS                PAYMENTS           TERMINATION    UNREALIZED
     COUNTERPARTY        AMOUNT (OOO)      MADE BY FUND          RECEIVED BY FUND           DATE      APPRECIATION
---------------------   -------------   -----------------   -------------------------   -----------   ------------
                                                                Floating Rate BMA
J.P. Morgan Chase Co.      $12,000      Fixed Rate 3.6075%  (Bond Market Association)     05/25/17       $18,417
                                                                                                         =======

                        GEOGRAPHIC SUMMARY OF INVESTMENTS
           BASED ON MARKET VALUE AS A PERCENT OF TOTAL NET INVESTMENTS

Alabama                  0.6%
Alaska                   0.6
Arkansas                 1.3
California               5.1
Colorado                 5.4
Connecticut              1.9
District of Columbia     0.2
Florida                  9.9
Georgia                  1.3
Hawaii                   2.1
Illinois                 4.8
Indiana                  0.7
Iowa                     1.0
Kansas                   1.0
Kentucky                 0.3
Maryland                 3.3
Massachusetts            2.6
Michigan                 0.4
Minnesota                1.0
Missouri                 5.7
Nevada                   3.4
New Hampshire            5.1
New Jersey               5.8
New York                 9.0
North Carlolina          1.3
North Dakota             0.9
Ohio                     0.1
Pennsylvania             8.3
South Carolina           1.3
Tennessee                3.0
Texas                    8.1
Vermont                  1.4
Virginia                 2.7
Washington               0.6
Joint exemption *       (0.2)
                       -----
Total **               100.0%
                       =====

---------
*    Joint exemptions have been included in each geographic location

** Does not include open short futures contracts with an underlying face amount of $2,714,844 with unrealized depreciation of $3,389 and an open interest rate swap contract with unrealized appreciation of $18,417.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to provide reasonable assurance that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's ("SEC") rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. The Trust's principal executive officer and principal financial officer have also concluded that the Trust's disclosure controls and procedures designed to ensure that information required to be disclosed by the Trust in this Form N-Q is accumulated and communicated to the Trust's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure were effective.

Management of the Trust has determined that as of and prior to November 30, 2006, the Trust's fiscal quarter end period, the Trust had a deficiency in its internal control over financial reporting related to the review, analysis and determination of whether certain transfers of municipal securities qualified for sale accounting under the provisions of Statement of Financial Accounting Standards No. 140 "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities." Since November 30, 2006, and prior to the issuance of the Trust's quarterly schedule of portfolio holdings, management has revised its disclosure controls and procedures and its internal control over financial reporting in order to improve the controls' effectiveness to ensure that transactions in transfer of municipal securities are accounted for properly.

Management notes that other investment companies investing in similar investments over similar time periods had been accounting for such investments in a similar manner as the Trust. Accordingly, other investment companies are also concluding that there was a material weakness in their internal control over financial reporting of such investments. There was no impact to the net asset value of the Trust's shares or the Trust's total return for any period as a result of the changes in financial reporting of such investments.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting. However, as discussed above, subsequent to November 30, 2006, the Fund's internal control over financial reporting was revised.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Municipal Income Opportunities Trust


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
April 19, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
April 19, 2007


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
April 19, 2007


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